Sensitivites (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Schedule of sensitivity analysis for actuarial assumptions
The currency exposure on other financial instruments is as follows:

	2018					2017
	Sterling £m	Euro £m	Dollar £m	Other £m	Total £m	Sterling £m	Euro £m	Dollar £m	Other £m	Total £m
Trade and other receivables	253	—	1,528	—	1,781	83	—	1,660	—	1,743
Trade and other payables	(1,124)	—	(1,793)	—	(2,917)	(1,209)	—	(1,795)	—	(3,004)
Other non-current liabilities	(144)	—	(254)	—	(398)	(100)	—	(315)	—	(415)
During 2018 and 2017, derivative financial instruments were used to manage foreign currency risk as follows:

	2018					2017
	Sterling £m	Euro £m	Dollar £m	Other £m	Total £m	Sterling £m	Euro £m	Dollar £m	Other £m	Total £m
Cash and cash equivalents	294	2	33	—	329	1,110	—	29	—	1,139
Financial investments	1,471	69	1,125	29	2,694	6,824	98	1,753	66	8,741
Borrowings	(10,912)	(3,794)	(11,068)	(851)	(26,625)	(11,099)	(5,373)	(10,729)	(1,437)	(28,638)
Pre-derivative position	(9,147)	(3,723)	(9,910)	(822)	(23,602)	(3,165)	(5,275)	(8,947)	(1,371)	(18,758)
Derivative effect	3,748	3,793	(7,992)	1,051	600	2,310	6,241	(10,708)	1,641	(516)
Net debt position	(5,399)	70	(17,902)	229	(23,002)	(855)	966	(19,655)	270	(19,274)

	2018		2017
	Income statement £m	Other equity reserves £m	Income statement £m	Other equity reserves £m
Financial risk (post-tax)[1]:
UK RPI change of 0.5%[2]	30	—	28	—
UK interest rates change of 0.5%	43	26	64	35
US interest rates change of 0.5%	39	17	61	22
US dollar exchange rate change of 10%[3]	48	479	46	604

1.	Excludes sensitivities to the Further Acquisition Agreement derivative. Further details on sensitivities are provided in note 30(f).

2.	Excludes sensitivities to LPI curve. Further details on sensitivities are provided in note 30(f).

3.
The other equity reserves impact does not reflect the exchange translation in our US subsidiaries’ net assets. It is estimated this would change by £1,040 million (2017: £988 million) in the opposite direction if the dollar exchange rate changed by 10%.

Additional sensitivities in respect to commodity price risk and to our derivative fair values are as follows:

	2018		2017
	Income statement £m	Net assets £m	Income statement £m	Net assets £m
Commodity risk[1] (post-tax):
10% increase in commodity prices	23	23	28	28
10% decrease in commodity prices	(23)	(23)	(29)	(29)

Assets and liabilities carried at fair value (pre-tax)[2]:
10% fair value change in derivative financial instruments[3]	60	60	(52)	(52)
10% fair value change in commodity contract derivative liabilities	(5)	(5)	(6)	(6)

1.	Represents potential impact on fair values of commodity contract derivatives only.

2.	Excludes sensitivities to the Further Acquisition Agreement derivative. Further details on sensitivities are provided in note 30(f).

3.	The effect of a 10% change in fair value assumes no hedge accounting.
These estimates are those that have a significant risk of resulting in a material adjustment to the carrying values of assets and liabilities in the next year.

	2018		2017
	Income statement £m	Net assets £m	Income statement £m	Net assets £m
Pensions and other post-retirement benefits[1] (pre-tax):
UK discount rate change of 0.5%[2]	8	1,075	9	1,305
US discount rate change of 0.5%[2]	15	623	17	669
UK RPI rate change of 0.5%[3]	5	965	8	1,114
UK long-term rate of increase in salaries change of 0.5%[4]	—	61	2	80
US long-term rate of increase in salaries change of 0.5%	3	44	3	51
UK change of one year to life expectancy at age 65	2	588	2	673
US change of one year to life expectancy at age 65	4	359	4	365
Assumed US healthcare cost trend rates change of 1%	31	448	37	510

Environmental provision:
10% change in estimated future cash flows	154	154	175	175
0.5% change in discount rate	56	56	67	67

1.	The changes shown are a change in the annual pension or other post-retirement benefit service charge and change in the defined benefit obligations.

2.
A change in the discount rate is likely to occur as a result of changes in bond yields and as such would be expected to be offset to a significant degree by a change in the value of the bond assets held by the plans.

3.	The projected impact resulting from a change in RPI reflects the underlying effect on pensions in payment, pensions in deferment and resultant increases in salary assumptions.

4.	This change has been applied to both the pre 1 April 2014 and post 1 April 2014 rate of increase in salary assumption.